Stockholders' Equity - Additional Information (Details)							1 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 18, 2021 USD ($) $ / shares shares	Dec. 28, 2020 USD ($) shares	Aug. 25, 2020 $ / shares shares	Aug. 24, 2020 $ / shares	Aug. 20, 2020 $ / shares	Jun. 30, 2020 USD ($) $ / shares shares	Feb. 28, 2022 USD ($) shares	Jan. 31, 2022 $ / shares shares	Aug. 31, 2021 $ / shares shares	May 31, 2021 $ / shares shares	Mar. 31, 2021 USD ($) shares	Jan. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) Vote $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2020 USD ($) $ / shares
Class Of Stock [Line Items]
Votes per each common stock share | Vote														1		1
Common stock shares reserved for issuance														5,589,991		5,221,279
Reverse stock split ratio				0.8741	1.14396
Common stock, par value | $ / shares				$ 0.001	$ 0.001	$ 5.5								$ 0.001		$ 0.001	$ 0.001
Reverse stock split description																On August 20, 2020, the board of directors adopted resolutions proposing that each 1.14396 shares of the Company’s issued and outstanding common stock, par value $0.001 per share, be automatically converted into one fully paid and nonassessable share of common stock, par value $0.001 (the “Reverse Stock Split”) with cash in lieu of fractional shares.
Issuance of common stock, Shares		44,143
Proceeds from issuance of common stock | $														$ 0	$ 41,135,357	$ 0	$ 4,870
Additional rights or options granted		0	0					0
Stock issued in consideration for early settlement of note | $		$ 441,432
Common stock in connection with exercise of non-qualified stock options, Shares								21,853	21,853	73,496
Common Stock In Connection With Exercise of Non Qualified Stock Options Shares Withheld for taxes										16,919
Stock option strike price | $ / shares								$ 2.02	$ 2.02	$ 0.38
Stock issued during period, warrant exercised			13,301							90,415
Number of warrant exercised			21,854
Strike price of warrant exercised | $ / shares			$ 2.31
Consulting Services
Class Of Stock [Line Items]
Additional rights or options granted							0				0
Shares issued in exchange for consulting services							50,000				9,000
Fair value of stock issued in exchange for consulting services | $							$ 67,000				$ 60,391
Consulting Services | Selling, General and Administrative
Class Of Stock [Line Items]
Fair value of stock issued in exchange for consulting services | $											$ 60,391
Private Placement
Class Of Stock [Line Items]
Issuance of common stock, Shares						11,594						874
Shares issued price per share | $ / shares						$ 5.5						$ 5.57
Proceeds from issuance of common stock | $												$ 4,870
Additional rights or options granted						0						0
Stock issued in consideration for early settlement of note | $						$ 63,800
IPO
Class Of Stock [Line Items]
Issuance of common stock, Shares		1,800,000
Proceeds from issuance of common stock | $		$ 14,600,000
Offering costs, underwriting discounts and commissions | $		$ 3,400,000
June 2021 Offering
Class Of Stock [Line Items]
Shares issued price per share | $ / shares	$ 3												$ 3			$ 3
Proceeds from issuance of common stock | $	$ 41,100,000												$ 41,100,000			$ 41,100,000
Offering costs, underwriting discounts and commissions | $	$ 3,900,000												$ 3,900,000			$ 3,900,000
Issued and sold fully paid non-assessable shares of common stock	15,000,000												15,000,000			15,000,000